UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-2946

Dreyfus Municipal Money Market Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	8/31/15

FORM N-Q

Item 1.                         Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Money Market Fund, Inc.
August 31, 2015 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--100.8%	Rate (%)	Date	Amount ($)		Value ($)
Alabama--.9%
Mobile County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (SSAB
Alabama Inc.) (LOC; Swedbank)	0.04	9/7/15	4,000,000	a	4,000,000

California--1.4%
Alameda County Industrial
Development Authority, Revenue
(Oakland Pallet Company, Inc.
Project) (LOC; Comerica Bank)	0.10	9/7/15	1,505,000	a	1,505,000
Alameda County Industrial
Development Authority, Revenue
(Unique Elevator Interiors,
Inc. Project) (LOC; Comerica
Bank)	0.10	9/7/15	2,215,000	a	2,215,000
California Pollution Control
Financing Authority, SWDR
(Pena's Disposal, Inc.
Project) (LOC; Comerica Bank)	0.10	9/7/15	2,310,000	a	2,310,000

Colorado--3.7%
Colorado Health Facilities
Authority, Revenue (Sisters of
Charity of Leavenworth Health
System) (Citigroup ROCS,
Series 2015-XM0054)
(Liquidity Facility; Citibank
NA)	0.05	9/7/15	4,700,000	a,b,c	4,700,000
RBC Municipal Products Inc. Trust
(Series E-25) (City and County
of Denver, Aviation Airport
System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.04	9/7/15	11,000,000	a,b,c	11,000,000

Connecticut--1.3%
Connecticut Development Authority,

IDR (AcuCut, Inc. Project)
(LOC; TD Bank)	0.20	9/7/15	350,000	a	350,000
Farmington,
GO Notes, Refunding	2.00	9/15/15	2,060,000		2,061,368
Manchester,
GO Temporary Notes	1.25	2/23/16	3,000,000		3,013,815

Delaware--3.5%
Delaware Health Facilities
Authority, Revenue (Christiana
Care Health Services)	0.01	9/7/15	15,000,000	a	15,000,000

District of Columbia--1.9%
Metropolitan Washington Airports
Authority, Dulles Toll Road
Revenue, CP (LOC; JPMorgan
Chase Bank)	0.07	11/5/15	8,000,000		8,000,000

Florida--12.3%
Branch Banking and Trust Co.
Municipal Trust (Series 2042)
(Collier County School Board,
COP, Refunding (Master
Lease-Purchase Agreement))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.06	9/7/15	7,190,000	a,b,c	7,190,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.05	9/7/15	19,300,000	a	19,300,000
Collier County Health Facilities
Authority, Revenue, CP
(Cleveland Clinic Health
System)	0.18	12/10/15	5,000,000		5,000,000
Gainesville,
Utilities System Revenue, CP	0.09	9/17/15	4,000,000		4,000,000
Hillsborough County Industrial
Development Authority, IDR
(Seaboard Tampa Terminals
Venture Project) (LOC;
Northern Trust Company)	0.30	9/7/15	4,000,000	a	4,000,000
Jacksonville Electric Authority,
Electric System Revenue, CP
(Liquidity Facility; U.S. Bank

NA)	0.04	9/21/15	5,000,000		5,000,000
Orange City,
IDR (Vogel Enterprises,
Limited Project) (LOC; U.S.
Bank NA)	0.24	9/7/15	800,000	a	800,000
Polk County Industrial Development
Authority, IDR (Florida
Treatt, Inc. Project) (LOC;
Bank of America)	0.17	9/7/15	1,560,000	a	1,560,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.12	10/9/15	3,000,000		3,000,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.08	12/11/15	3,000,000		3,000,000

Georgia--2.7%
Bartow County Development
Authority, Revenue (VMC
Specialty Alloys LLC Project)
(LOC; Comerica Bank)	0.10	9/7/15	3,255,000	a	3,255,000
Fulton County Development
Authority, Revenue (King's
Ridge Christian School
Project) (LOC; Branch Banking
and Trust Co.)	0.03	9/7/15	8,500,000	a	8,500,000

Illinois--1.5%
Channahon,
Revenue (Morris Hospital)
(LOC; U.S. Bank NA)	0.02	9/7/15	6,535,000	a	6,535,000

Indiana--2.5%
Noblesville,
EDR (GreyStone Apartments
Project) (LOC; Bank of America)	0.07	9/7/15	10,500,000	a	10,500,000

Iowa--2.6%
Iowa Finance Authority,
SWDR (MidAmerican Energy
Project)	0.08	9/7/15	11,000,000	a	11,000,000

Kansas--1.2%
Wichita,
GO Temporary Notes	0.30	10/15/15	1,345,000		1,345,039
Wichita,
GO Temporary Notes	1.00	10/15/15	3,770,000		3,773,859

Louisiana--5.1%
Ascension Parish,
Revenue (BASF Corporation
Project)	0.08	9/7/15	4,000,000	a	4,000,000
Ascension Parish,
Revenue (BASF Corporation
Project)	0.08	9/7/15	3,200,000	a	3,200,000
Ascension Parish,
Revenue, CP	0.15	11/20/15	5,000,000		5,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.01	9/7/15	6,135,000	a	6,135,000
Louisiana Public Facilities
Authority, Revenue (Tiger
Athletic Foundation Project)
(LOC; FHLB)	0.02	9/7/15	3,700,000	a	3,700,000

Maryland--1.5%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.07	9/7/15	800,000	a	800,000
Frederick County,
Consolidated Public
Improvement GO	4.00	2/1/16	460,000		466,875
Montgomery County,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.07	9/10/15	5,000,000		5,000,000

Minnesota--1.3%
Metropolitan Council
(Minneapolis-Saint Paul
Metropolitan Area) GO
Wastewater Revenue	5.00	3/1/16	2,000,000		2,047,163
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.00	12/1/15	2,000,000		2,004,059
North Saint Paul-Maplewood-Oakdale

Independent School District
Number 622, GO Aid
Anticipation Certificates of
Indebtedness	2.00	9/15/15	1,500,000		1,501,069

Missouri--.2%
Missouri Board of Public
Buildings, Special Obligation
Revenue	5.00	10/1/15	830,000		833,192

New Hampshire--2.6%
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; Wells Fargo Bank)	0.02	9/1/15	11,300,000	a	11,300,000

New Jersey--2.5%
Jersey City,
GO Notes (BAN, Real Property
Tax Appeal Notes and Special
Emergency Notes)	1.00	12/11/15	2,000,000		2,002,712
Little Falls Township,
GO Notes, (BAN and Tax Appeal
Refunding BAN)	1.00	12/18/15	2,447,000		2,450,093
New Brunswick,
GO Notes, BAN	2.00	6/8/16	4,000,000		4,042,712
Pennsauken Township,
GO Notes, BAN	1.00	6/23/16	2,000,000		2,005,612

New York--4.5%
Herkimer County Industrial
Development Agency, IDR (F.E.
Hale Manufacturing Company
Facility) (LOC; HSBC Bank USA)	0.20	9/7/15	1,260,000	a	1,260,000
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	5,000,000		5,005,824
Metropolitan Transportation
Authority, Transportation
Revenue, BAN	0.50	3/1/16	5,000,000		5,004,981
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General

Resolution Revenue (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.02	9/1/15	4,500,000	a	4,500,000
Onondaga County Industrial
Development Agency, IDR (ICM
Controls Corporation Project)
(LOC; M&T Trust)	0.17	9/7/15	1,545,000	a	1,545,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.20	9/7/15	1,805,000	a	1,805,000

North Carolina--1.6%
North Carolina,
GO Notes, Refunding	5.00	3/1/16	500,000		511,846
North Carolina Capital Facilities
Finance Agency, Revenue
(Montessori Children's Center,
Inc.) (LOC; Bank of America)	0.04	9/7/15	1,500,000	a	1,500,000
North Carolina Medical Care
Commission, Health Care
Facilities First Mortgage
Revenue (Deerfield Episcopal
Retirement Community) (LOC;
Branch Banking and Trust Co.)	0.02	9/7/15	5,035,000	a	5,035,000

North Dakota--.7%
North Dakota Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	4/1/16	3,000,000		3,012,186

Ohio--3.9%
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.12	9/7/15	1,580,000	a	1,580,000
Cuyahoga County,
IDR (King Nut Project) (LOC;
PNC Bank NA)	0.12	9/7/15	1,655,000	a	1,655,000
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.12	9/7/15	1,280,000	a	1,280,000
Ohio,
Major New State Infrastructure
Project Revenue	4.00	12/15/15	1,000,000		1,010,771

Union Township,
GO Notes, BAN (Various Purpose)	1.50	9/8/16	4,000,000		4,037,680
Union Township,
GO Notes, BAN (Various Purpose)	1.00	9/9/15	7,000,000		7,000,840

Pennsylvania--8.5%
Franklin County Industrial
Development Authority, Revenue
(James and Donna Martin
Project) (LOC; Wells Fargo
Bank)	0.20	9/7/15	1,000,000	a	1,000,000
Luzerne County Industrial
Development Authority, Revenue
(Cornell Iron Works Project)
(LOC; Bank of America)	0.20	9/7/15	1,000,000	a	1,000,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.17	9/7/15	16,000,000	a	16,000,000
Philadelphia,
Gas Works Revenue, CP (LOC;
JPMorgan Chase Bank)	0.02	9/10/15	7,500,000		7,500,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.11	9/7/15	4,100,000	a	4,100,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.02	9/7/15	7,000,000 a,b,c		7,000,000

South Carolina--3.3%
Oconee County School District,
GO Notes	5.00	3/1/16	3,000,000		3,071,476
South Carolina Association of
Governmental Organizations, COP	1.50	4/14/16	11,000,000		11,088,194

Tennessee--4.3%
Blount County Public Building

Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.02	9/7/15	12,675,000	a	12,675,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.06	9/7/15	5,645,000	a	5,645,000

Texas--16.4%
Dallas,
CP (Liquidity Facility; State
Street Bank and Trust Co.)	0.07	9/10/15	4,000,000		4,000,000
Dallas County,
Limited Tax GO Notes	4.00	2/15/16	1,000,000		1,017,344
Dallas Independent School
District, GO Notes, Refunding	4.00	2/15/16	2,000,000		2,034,855
Dallas Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	5.00	2/15/16	1,335,000		1,364,318
El Paso County,
Water and Sewer Revenue, CP
(Liquidity Facility; Bank of
America)	0.04	9/1/15	8,000,000		8,000,000
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.10	11/19/15	5,400,000		5,400,000
Houston,
CP (LOC; Citibank NA)	0.07	11/2/15	4,000,000		4,000,000
Port Arthur Navigation District
Industrial Development
Corporation, Exempt Facilities
Revenue (Air Products and
Chemicals, Inc. Project)	0.02	9/7/15	14,500,000	a	14,500,000
Port of Port Arthur Navigation
District, Revenue (BASF
Corporation Project)	0.08	9/7/15	4,500,000	a	4,500,000
Port of Port Arthur Navigation
District, Revenue, CP	0.15	11/20/15	5,000,000		5,000,000

Texas,
GO Notes (Veterans Bonds)
(Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.03	9/7/15	7,900,000	a	7,900,000
University of North Texas,
University Revenue, CP	0.05	9/15/15	12,572,000		12,572,000

Vermont--.6%
Vermont Educational and Health
Buildings Financing Agency,
Revenue (North Country
Hospital Project) (LOC; TD
Bank)	0.01	9/1/15	2,735,000	a	2,735,000

Virginia--2.7%
Alexandria Industrial Development
Authority, Headquarters
Facilities Revenue (American
Academy of Otolaryngology-Head
and Neck Surgery Foundation,
Inc.) (LOC; Bank of America)	0.02	9/7/15	6,310,000	a	6,310,000
Alexandria Industrial Development
Authority, Revenue (Institute
for Defense Analyses Project)
(LOC; Branch Banking and Trust
Co.)	0.02	9/7/15	3,375,000	a	3,375,000
Spotsylvania County,
GO Public Improvement Notes,
Refunding	5.00	1/15/16	1,980,000		2,015,189

Washington--.9%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.09	9/7/15	2,310,000	a	2,310,000
Port of Chehalis Industrial
Development Corporation,
Industrial Revenue (JLT
Holding, LLC Project) (LOC;
Wells Fargo Bank)	0.15	9/7/15	1,780,000	a	1,780,000

Wisconsin--4.7%
Door County Housing Authority,

Housing Revenue (Big Hill
Regency House Project) (LOC;
FHLB)	0.07	9/7/15	1,645,000	a	1,645,000
East Troy Community School
District, BAN	2.00	10/1/15	4,000,000		4,005,209
Middleton,
Note Anticipation Notes	1.50	12/15/15	2,500,000		2,500,000
PMA Levy and Aid Anticipation
Notes Program, Note
Participations	1.00	10/23/15	3,000,000		3,003,197
Wisconsin Housing and Economic
Development Authority, MFHR
(Liquidity Facility; PNC Bank
NA)	0.02	9/7/15	8,830,000	a	8,830,000

Total Investments (cost $432,023,478)			100.8%		432,023,478
Liabilities, Less Cash and Receivables			(.8%)		(3,605,879)
Net Assets			100.0%		428,417,599

a	Variable rate demand note - rate shown is the interest rate in effect at August 31, 2015. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2015, these securities amounted to $29,890,000 or 7.0% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At August 31, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes

GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipts Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempt Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RIB	Residual Interest Bonds
ROCS	Reset Option Certificates	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SPEARS	Short Puttable Exempt Adjustable Receipts
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

The following is a summary of the inputs used as of August 31, 2015 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	432,023,478
Level 3 - Significant Unobservable Inputs	-
Total	432,023,478

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the fund's Board.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.             Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.             Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Municipal Money Market Fund, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    October 22, 2015

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    October 22, 2015

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)